Debt - Schedule of Changes in Carrying Value of Loans (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Reconciliation of Carrying Value of Loans [Roll Forward]
Beginning balance	$ 29,998
Ending balance	32,539
SIF Loan
Reconciliation of Carrying Value of Loans [Roll Forward]
Beginning balance	27,536
Contributions received, net of changes due to foreign exchange rates	2,073
Interest expense, net of changes in foreign exchange rates	559
Ending balance	30,168
FedDev Loan
Reconciliation of Carrying Value of Loans [Roll Forward]
Beginning balance	2,462
Contributions received, net of changes due to foreign exchange rates	(91)
Ending balance	$ 2,371